Income Taxes - Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Current	$ 73,938	$ 50,553	$ 55,010
Deferred	(6,510)	12,485	(4,857)
Income taxes	$ 67,428	$ 63,038	$ 50,153